GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2016
GEOGRAPHICAL INFORMATION
GEOGRAPHICAL INFORMATION

14. GEOGRAPHICAL INFORMATION

The following tables set forth revenue and property and equipment, net by geographic area:

	For the years ended December 31,
	2014 (As adjusted)	2015 (As adjusted)	2016
	RMB	RMB	RMB	US$
Revenue
PRC	1,538,698	1,840,290	1,817,874	261,828
Non-PRC(i)	319,484	1,933,587	2,746,776	395,618
United States	53,683	282,543	977,257	140,754
Ireland(ii)	72,082	1,086,110	911,154	131,233
Rest of the world(iii)	193,719	564,934	858,365	123,631

	As of December 31,
	2015 (As adjusted)	2016
	RMB	RMB	US$
Property and equipment, net
PRC	116,787	109,846	15,821
Non-PRC	4,454	7,593	1,094

(i)

Non-PRC revenue refers to revenues generated by the Group’s operating legal entities incorporated outside China. Such revenues are primarily attributable to customers located outside China based on customers’ registered addresses.

(ii)

Revenues from Ireland were primarily derived from online advertising service from Facebook, which is incorporated in Ireland but operates primarily in the United States, representing 20% of the Group’s total revenue.

(iii)	No individual country, other than disclosed above, exceeded 10% of our total revenue for any period presented.